Stock Options and Grants (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance	295,051	295,051
Shares Granted	247,343	598,548
Shares Exercised
Shares Cancelled
Shares Outstanding, Ending balance		893,599	295,051		295,051
Shares Exercisable		227,813	128,299		128,299
Weighted Average Fair Value Per Share, Beginning balance	$ 1.25	$ 1.25
Weighted Average Fair Value Per Share, Granted		0.89
Weighted Average Fair Value Per Share, Exercised
Weighted Average Fair Value Per Share, Cancelled
Weighted Average Fair Value Per Share, Ending balance		1.01	$ 1.25		$ 1.25
Weighted Average Fair Value Per Share, Exercisable		1.26	1.25		1.25
Weighted Average Exercise Price Per Share, Beginning balance	$ 3.00	3.00
Weighted Average Exercise Price Per Share, Granted		5.39
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Exercise Price Per Share, Cancelled
Weighted Average Exercise Price Per Share, Ending balance		4.60	3.00		3.00
Weighted Average Exercise Price Per Share, Exercisable		$ 3.00	$ 3.00		$ 3.00
Weighted Average Remaining Terms (in years), Beginning balance		9 years 10 months 10 days
Weighted Average Remaining Terms (in years), Ending balance		9 years 9 months 18 days
Weighted Average Remaining Terms (in years), Exercisable		9 years 8 months 1 day			9 years 10 months 10 days
Aggregate Intrinsic Value, Begining balance
Aggregate Intrinsic Value, Ending balance
Aggregate Intrinsic Value, Exercisable
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance				15,425,001	15,425,001	15,425,001
Shares Granted			295,051
Shares Exercised
Shares Cancelled				(15,425,001)
Shares Outstanding, Ending balance						15,425,001
Weighted Average Fair Value Per Share, Beginning balance				$ 0.07	$ 0.07	$ 0.07
Weighted Average Fair Value Per Share, Granted			1.25
Weighted Average Fair Value Per Share, Exercised
Weighted Average Fair Value Per Share, Cancelled				(0.07)
Weighted Average Fair Value Per Share, Ending balance						0.07
Weighted Average Exercise Price Per Share, Beginning balance				0.30	$ 0.30	0.30
Weighted Average Exercise Price Per Share, Granted			$ 3.00
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Exercise Price Per Share, Cancelled				(0.30)
Weighted Average Exercise Price Per Share, Ending balance						$ 0.30
Weighted Average Remaining Terms (in years), Beginning balance						8 years
Aggregate Intrinsic Value, Begining balance						$ 112,500
Employee Stock Option [Member] | Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance	295,051	295,051
Shares Outstanding, Ending balance			295,051		295,051
Shares Exercisable			128,299		128,299
Weighted Average Fair Value Per Share, Beginning balance	$ 1.25	$ 1.25
Weighted Average Fair Value Per Share, Ending balance			$ 1.25		$ 1.25
Weighted Average Fair Value Per Share, Exercisable			1.25		1.25
Weighted Average Exercise Price Per Share, Cancelled			3.00
Weighted Average Exercise Price Per Share, Exercisable			$ 3.00		$ 3.00
Weighted Average Remaining Terms (in years), Ending balance			9 years 10 months 10 days
Weighted Average Remaining Terms (in years), Exercisable			9 years 10 months 10 days
Aggregate Intrinsic Value, Ending balance
Aggregate Intrinsic Value, Exercisable
Employee Stock Option [Member] | Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance				15,425,001	15,425,001	15,425,001
Shares Outstanding, Ending balance						15,425,001
Shares Exercisable						13,729,168
Weighted Average Fair Value Per Share, Beginning balance				$ 0.07	$ 0.07	$ 0.07
Weighted Average Fair Value Per Share, Ending balance						0.07
Weighted Average Fair Value Per Share, Exercisable						0.11
Weighted Average Exercise Price Per Share, Beginning balance				0.30	$ 0.30	0.30
Weighted Average Exercise Price Per Share, Ending balance						0.30
Weighted Average Exercise Price Per Share, Exercisable						$ 0.31
Weighted Average Remaining Terms (in years), Beginning balance						8 years
Weighted Average Remaining Terms (in years), Exercisable						7 years
Aggregate Intrinsic Value, Begining balance						$ 112,500
Aggregate Intrinsic Value, Ending balance
Aggregate Intrinsic Value, Exercisable